Stock Award Plans	12 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock Award Plans	STOCK AWARD PLANS
The Company's stock based compensation plan provides for grants of stock options and restricted stock. On January 22, 2020, the shareholders approved the 2020 Incentive Plan. Upon approval of the 2020 Incentive Plan, the 2011 Incentive Plan terminated with respect to future awards, and the remaining shares that were not awarded under the 2011 Incentive Plan as of that date were canceled. A total of 3,200,000 shares are available for grant under the 2020 Incentive Plan and 2,546,414 shares remain available for issuance as of September 30, 2020.

When applicable, stock options are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on three to five years of continuous service and have 10-year contractual terms. The Company's policy is to issue new shares upon option exercises. The fair value of stock options granted is estimated on the date of grant using the Black-Scholes option-pricing model. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options' expected life. The expected term represents the period of time that options granted are expected to be outstanding.

Stock Option Awards:

There were 1,043,349 stock options granted under the incentive plans during 2020, compared to 356,343 stock options granted in 2019 and no stock options granted in 2018 under the previous plan.

A summary of stock option activity and changes during the year are as follows.

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2018	51,060	$15.25	2	$855
Granted	356,343	28.16
Exercised	(22,975)	12.99
Forfeited	(64,141)	27.96
Outstanding at September 30, 2019	320,287	27.21	8	3,136
Granted	1,043,349	29.53
Exercised	(8,085)	17.88
Forfeited	(125,827)	30.25
Outstanding at September 30, 2020	1,229,724	$28.93	9	$—
Exercisable at September 30, 2020	19,535	$16.88	0.5	$78

The table below presents other information regarding stock options.

Year ended September 30,	2020	2019	2018
	(In thousands, except grant date fair value per stock option)
Compensation cost for stock options	$1,344	$521	$—
Weighted average grant date fair value per stock option	4.37	5.21	3.15
Total intrinsic value of options exercised	102	414	908
Grant date fair value of options exercised	33	51	285
Cash received from option exercises	144	298	1,338

The following is a summary of activity related to unvested stock options.

Year ended September 30,	2020		2019		2018
Unvested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	293,167	$5.33	—	$—	—	$—
Granted	1,043,349	4.17	356,343	5.33	—	—
Vested	—	—	—	—	—	—
Forfeited	(125,827)	4.83	(63,176)	5.33	—	—
Outstanding at end of period	1,210,689	$4.38	293,167	$5.33	—	$—

As of September 30, 2020, there was $3,437,000 of unrecognized compensation cost related to stock options.

Restricted Stock Awards:

The Company grants shares of restricted stock pursuant to the incentive plans. The restricted stock grants are subject to a service condition and vest over a period of one to seven years.
Certain grants of restricted stock to executive officers are also subject to additional market and performance conditions based upon meeting certain total shareholder return targets pre-established by the Board. The Company had a total of 409,469 shares of restricted stock outstanding as of September 30, 2020, with a total grant date fair value of $9,958,286.

The following table summarizes information about unvested restricted stock activity.

Year ended September 30,	2020		2019		2018
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	435,838	$23.73	460,999	$22.52	466,681	$18.56
Granted	197,706	26.24	249,272	21.41	205,100	26.11
Vested	(205,715)	25.56	(159,103)	26.09	(198,620)	16.65
Forfeited	(18,360)	17.20	(115,330)	10.61	(12,162)	27.00
Outstanding at end of period	409,469	$24.32	435,838	$23.73	460,999	$22.52

Compensation expense related to restricted stock awards was $4,453,000, $4,188,000, and $4,259,000 for the years ended 2020, 2019 and 2018, respectively.